INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

4.           INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2020	2021	2022
Educational merchandise	69	116	96

The Group recorded $Nil, $Nil and $Nil write-downs of inventories from the carrying amount to their net realizable values for the years ended December 31, 2020, 2021 and 2022, respectively.